Taxation - Tax loss (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Taxation
Operating Loss Carryforwards	¥ 834,219
Loss expiring in 2026
Taxation
Operating Loss Carryforwards	10,033
Loss expiring in 2027
Taxation
Operating Loss Carryforwards	12,873
Loss expiring in 2028
Taxation
Operating Loss Carryforwards	81,070
Loss expiring in 2029
Taxation
Operating Loss Carryforwards	82,538
Loss expiring in 2030 and thereafter
Taxation
Operating Loss Carryforwards	¥ 647,705